Fair Value Measurements - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets transfers into Level 3	$ 0	$ 39,914
Assets transfers out of Level 3	204,112	0
Fair Value, Liabilities, Level 1 to Level 2 Transfers, Amount	0	0
Fair Value, Liabilities, Level 2 to Level 1 Transfers, Amount	0	$ 0
FHLB stock held	30,000		$ 50,000	$ 30,000
Cash received from FHLB advance			500,000
Private placement | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Private placement securities	7,944,550		6,685,280	5,461,205
Account balances and future policy benefit reserves
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Funding agreement, balance	500,000		500,000	500,000
Amount of collateral	$ 785,155		1,190,301	$ 655,031
Account balances and future policy benefit reserves | Scenario, Previously Reported
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amount of collateral			$ 1,313,443